Brumadinho dam failure - Operation Stoppages (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Contingencies
Loss related to operational stoppage and idle capacity		$ 1,153	$ 271	$ 413
Ferrous minerals
Contingencies
Loss related to operational stoppage and idle capacity	R$ 2,997	$ 759